Income and expenses - Depreciation and Amortization charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Depreciation and amortization charges, operating allowances and write-downs
Amortization of intangible assets (Note 8)	$ 9,312	$ 8,440		$ 12,649
Depreciation of property, plant and equipment (Note 9)	109,832	94,051		105,695
Other write-downs and reversals	(7)	2,038		7,333
Depreciation and amortization charges, operating allowances and write-downs	119,137	104,529	[1]	125,677	[1]
Accumulated impairment
Depreciation and amortization charges, operating allowances and write-downs
Change in impairment losses on uncollectible trade receivables (Note 10)	$ (3,190)	$ 1,784		$ 7,578

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.